Debt (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Revolving credit facilities	The following table summarizes the revolving credit agreements as of December 31, 2020:

	TDS	UScellular
(Dollars in millions)
Maximum borrowing capacity	$400	$300
Letters of credit outstanding	$1	$2
Amount borrowed	$—	$—
Amount available for use	$399	$298
The following table summarizes the term loan credit agreements as of December 31, 2020:

	TDS	UScellular
(Dollars in millions)
Maximum borrowing capacity	$200	$300
Amount borrowed	$125	$83
Amount available for use	$75	$217

Long-term debt
Long-term debt as of December 31, 2020 and 2019, was as follows:

				December 31, 2020			December 31, 2019
	Issuance date	Maturity date	Call date (any time on or after)	Principal Amount	Less Unamortized discounts and debt issuance costs	Total	Principal Amount	Less Unamortized discount and debt issuance costs	Total
(Dollars in millions)
TDS Unsecured Senior Notes
6.625%	Mar 2005	Mar 2045	Mar 2010	$116	$3	$113	$116	$3	$113
6.875%	Nov 2010	Nov 2059	Nov 2015	225	7	218	225	7	218
7.000%	Mar 2011	Mar 2060	Mar 2016	300	9	291	300	9	291
5.875%	Dec 2012	Dec 2061	Dec 2017	195	7	188	195	7	188
UScellular Unsecured Senior Notes
6.700%	Dec 2003 and June 2004	Dec 2033	Dec 2003 and June 2004	$544	$13	$531	$544	$13	$531
6.950%	May 2011	May 2060	May 2016	342	11	331	342	11	331
7.250%	Dec 2014	Dec 2063	Dec 2019	275	10	265	275	10	265
7.250%	Nov 2015	Dec 2064	Dec 2020	300	10	290	300	10	290
6.250%	Aug 2020	Sep 2069	Sep 2025	500	17	483	—	—	—
5.500%	Dec 2020	Mar 2070	Mar 2026	500	17	483	—	—	—
UScellular Term Loan				83	3	80	83	1	82
TDS Term Loan				125	2	123	—	—	—
EIP Securitization				25	—	25	—	—	—
Finance lease obligations				7	—	7	8	—	8
Installment payment agreement				—	—	—	8	1	7
Other long-term notes				1	—	1	2	—	2
Total long-term debt				$3,538	$109	$3,429	$2,398	$72	$2,326
Long-term debt, current						$5			$10
Long-term debt, noncurrent						$3,424			$2,316